Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Temporary Equity
The Company’s redeemable convertible preferred stock consisted of the following as of December 31, 2021 (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	6,888,563	6,888,563	$57,408	$57,822
Series B	$1.6427	12,629,427	12,629,425	$114,425	$106,012

Total		19,517,990	19,517,988	$171,833	$163,834

The Company’s redeemable convertible preferred stock consisted of the following (in thousands, except per share amounts):

	December 31, 2021
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	64,534,933	$114,425	$106,012

Total		99,734,554	99,734,543	$171,833	$163,834

	December 31, 2020
	Issue Price	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A	$1.6427	35,199,610	35,199,610	$57,408	$57,822
Series B	$1.6427	64,534,944	23,748,457	$32,254	$39,012

Total		99,734,554	58,948,067	$89,662	$96,834

Schedule of shares reserved for future issuance
At June 30, 2022 and December 31, 2021, the Company was authorized to issue 500,000,000 and 27,006,600 shares of common stock, respectively all at a par value of $0.0001 per share, and had reserved the following shares for future issuance:

	June 30, 2022	December 31, 2021
Series A and B redeemable convertible preferred stock	—	19,517,988
Unvested early exercised common stock	288,807	473,373
Stock options to purchase common stock	8,779,368	2,291,838
Common stock options available for future grant under stock option plan	2,492,735	717,617

Total	11,560,910	23,000,816

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
Assumptions used in the valuation are described below:

	June 08, 2022	June 30, 2022
Current stock price	$7.51	$1.97
Expected share price volatility	81.0%	85.0%
Risk-free interest rate	2.94%	2.99%
Estimated dividend yield	0.0%	0.0%
Expected term (years)	3.0	3.0